Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2017
INTANGIBLE ASSETS [Abstract]
Intangible Assets

	Cost	Accumulated Amortization	Net Book Value
Favorable lease terms December 31, 2015	$127,788	$(72,449)	$55,339
Additions	—	(15,861)	(15,861)
Accelerated amortization	(44,072)	23,546	(20,526)

Favorable lease terms December 31, 2016	$83,716	$(64,764)	$18,952
Additions	—	(10,872)	(10,872)

Favorable lease terms December 31, 2017	$83,716	$(75,636)	$8,080

	Cost	Accumulated Amortization	Net Book Value
Favorable lease terms June 8, 2017	$26,662	$—	$26,662
Additions	—	(5,564)	(5,564)
Navios Containers’ deconsolidation	(26,662)	5,564	(21,098)

Favorable lease terms August 29, 2017	$—	$—	$—

Amortization of Favorable Lease Terms

	Year Ended
	December 31, 2017	December 31, 2016	December 31, 2015
Favorable lease terms	$(10,872)	$ (15,861)	$(18,716)
Acceleration of favorable lease terms	—	(20,526)	—

Total	$(10,872)	$(36,387)	$(18,716)

Aggregate Amortizations of Intangible Assets

Year	Amount
2018	$3,748
2019	1,166
2020	1,166
2021	1,166
2022 and thereafter	834

$8,080